Loans and borrowings - Schedule of consolidated statement of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	$ 491,671,980	$ 17,149,284
Changes from financing cash flows:
Proceeds from Issuance of Convertible Securities		4,980,718
Proceeds from issuance of preference shares liabilities		25,970,000
Capital element of lease rentals paid	(1,834,272)	(1,299,031)
Interest element of lease rentals paid	(244,085)	(205,915)
Interest paid	(172,978)	(33)	$ (654)
Decrease in amounts due to shareholders		(128,797)
Proceeds from trade financing	21,677,075
Repayment of trade financing	(21,677,075)
Total changes from financing cash flows	(2,251,335)	29,316,975
Other changes:
Increase in lease liabilities from entering into new leases	833,538	4,896,384
Interest expenses (note 8(a))	417,063	205,915
Fair value loss on convertible securities (note 24)		29,054,669
Fair value loss on preference shares liabilities (note 25)	60,091,353	125,398,798
Changes in the carrying amount of preference shares liabilities (note 25)	3,752,758	5,009,847
Additions from acquisition (note 33(C))	2,379,687
Reclassification to share premium (note 25)	(550,248,881)	279,832,806
Fair value recognized in other reserve due to amendment of terms (note 24)		811,819
Vesting of shares under the Restricted Share Scheme		(4,517)
Total other changes	(482,774,482)	445,205,721
Ending of the period	6,646,163	491,671,980	17,149,284
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	5,267,210	1,669,857
Changes from financing cash flows:
Capital element of lease rentals paid	(1,834,272)	(1,299,031)
Interest element of lease rentals paid	(244,085)	(205,915)
Total changes from financing cash flows	(2,078,357)	(1,504,946)
Other changes:
Increase in lease liabilities from entering into new leases	833,538	4,896,384
Interest expenses (note 8(a))	244,085	205,915
Additions from acquisition (note 33(C))	2,379,687
Total other changes	3,457,310	5,102,299
Ending of the period	6,646,163	5,267,210	1,669,857
Trade financing
Changes from financing cash flows:
Interest paid	(172,978)
Proceeds from trade financing	21,677,075
Repayment of trade financing	(21,677,075)
Total changes from financing cash flows	(172,978)
Other changes:
Interest expenses (note 8(a))	172,978
Total other changes	172,978
Convertible securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period		15,346,113
Changes from financing cash flows:
Proceeds from Issuance of Convertible Securities		4,980,718
Total changes from financing cash flows		4,980,718
Other changes:
Fair value loss on convertible securities (note 24)		29,054,669
Fair value recognized in other reserve due to amendment of terms (note 24)		811,819
Converted to Series D preference shares of the Company (note 24)		(50,193,319)
Total other changes		(20,326,831)
Ending of the period			15,346,113
Preference shares liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	486,404,770
Changes from financing cash flows:
Proceeds from issuance of preference shares liabilities		25,970,000
Total changes from financing cash flows		25,970,000
Other changes:
Fair value loss on preference shares liabilities (note 25)	60,091,353	125,398,798
Changes in the carrying amount of preference shares liabilities (note 25)	3,752,758	5,009,847
Reclassification to share premium (note 25)	(550,248,881)	279,832,806
Converted to Series D preference shares of the Company (note 24)		50,193,319
Total other changes	$ (486,404,770)	460,434,770
Ending of the period		486,404,770
Amounts due to shareholders
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period		133,314
Changes from financing cash flows:
Decrease in amounts due to shareholders		(128,797)
Total changes from financing cash flows		(128,797)
Other changes:
Vesting of shares under the Restricted Share Scheme		(4,517)
Total other changes		$ (4,517)
Ending of the period			$ 133,314